UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):
     [     ]  is a restatement.
     [     ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Buchanan, Parker Asset Management("BPAM")

       200 Park Avenue
       Suite 3300
       New York, NY 10166

13F File Number:  28-5372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Donald A. Parker
Title:               General Partner
Phone:               212) 692-3621

Signature, Place, and Date of Signing:
Donald A. Parker     New York, New York     February 15, 2001






Report Type  (Check only one.):

[  X  ]          13F HOLDINGS REPORT.

[     ]          13F NOTICE.

[     ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:     none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: (21,645 x 1,000)

List of Other Included Managers: none


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                                               Form  13F     12/31/00

Reporting Manager: Buchanan Parker Asset Management("BPAM")


Item 1                         Item 2         Item 3     Item 4   Item 5    Item 6   Item 7             Item 8
                                                                                                 Voting Authority
                                                        Value    Shares/  Invstmnt             Sole    Shared None
Name of Issuer                Title of Class  Cusip     (x$1000)  Prn Amt  Dscretn  Manager    (A)     (B)   (C)
----------------------------- --------------  --------- -------- --------- -------- --------- --------- ------ ----

Actuant Corp                 CL A             00508X104     744    248,081   SOLE   BPAM        248,081
Boyds Collection Ltd          COM             103354106   4,611    495,092   SOLE   BPAM        495,092
Cytec Industries Inc          COM             232820100   1,877     47,000   SOLE   BPAM         47,000
Edwards Lifesciences Corp     COM            	28176E108     836     47,074   SOLE   BPAM         47,074
First Union Corp              COM             337358105     241      8,658   SOLE   BPAM          8,658
Hasbro Inc                    COM             418056107     171     16,132   SOLE   BPAM         16,132
Highlands Insurance Group Inc COM            	431032101   4,189    465,389   SOLE   BPAM        465,389
Littlefuse Inc                COM             537008104   5,047    176,300   SOLE   BPAM        176,300
Topps Inc                     COM            	890786106   3,929    427,700   SOLE   BPAM        427,700

Aggregate Column Total                                   21,645

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